[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

June 13, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180 and 333-120399 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Stock Funds, Inc.	0000035692	April 4, 2008
Fidelity Advisor Series VII	0000315700	April 1, 2008
Janus Adviser Series	0001110822	March 27, 2008
Jennison 20/20 Focus Fund	0001052118	March 28, 2008
Wells Fargo Funds Trust	0001081400	March 31, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001